Consolidated statements of changes in equity (CHF) In Millions, unless otherwise specified		Total	Total shareholders' equity	Common shares and participation certificates	Additional paid-in capital		Retained earnings	Treasury shares, at cost		Accumulated other comprehensive income	Noncontrolling interests
Balance at Dec. 31, 2011		38,351	29,403	4,400	24,134		11,824	0		(10,955)	8,948
Increase (decrease) in shareholders' equity
Purchase of subsidiary shares from noncontrolling interests, changing ownership		166	252		252						(86)
Purchase of subsidiary shares from noncontrolling interests, not changing ownership		(331)									(331)
Sale of subsidiary shares to noncontrolling interests, not changing ownership		131									131
Net income/(loss)		857	569				569				288
Total other comprehensive income/(loss), net of tax		36	(7)							(7)	43
Share-based compensation, net of tax		(211)	(209)		(209)						(2)
Dividends on share-based compensation, net of tax		(53)	(53)		(53)
Dividends paid		(175)	(150)				(150)
Cash dividends paid to noncontrolling interest holders											(25)
Changes in redeemable noncontrolling interests		(6)	(6)		(6)
Change in scope of consolidation, net		121									121
Other		(15)	(15)				(15)
Balance at Jun. 30, 2012		38,871	29,784	4,400	24,118		12,228	0		(10,962)	9,087
Balance at Dec. 31, 2012		42,161	34,767	4,400	28,686		13,637	0	[1]	(11,956)	7,394
Increase (decrease) in shareholders' equity
Purchase of subsidiary shares from noncontrolling interests, not changing ownership	[2],[3]	(606)									(606)
Sale of subsidiary shares to noncontrolling interests, not changing ownership	[3]	333									333
Net income/(loss)		2,414	1,879				1,879				535
Total other comprehensive income/(loss), net of tax		769	539							539	230
Share-based compensation, net of tax		(382)	(381)		(381)	[4]					(1)
Dividends on share-based compensation, net of tax		(88)	(88)		(88)
Dividends paid		(147)	(124)				(124)
Cash dividends paid to noncontrolling interest holders											(23)
Changes in redeemable noncontrolling interests		(5)	(5)		(5)
Change in scope of consolidation, net		8									8
Balance at Jun. 30, 2013		44,457	36,587	4,400	28,212		15,392	0	[1]	(11,417)	7,870

[1]	Reflects Credit Suisse Group shares which are reported as treasury shares. Those shares are held to economically hedge share award obligations.
[2]	Distributions to owners in funds include the return of original capital invested and any related dividends.
[3]	Transactions with and without ownership changes related to fund activity are all displayed under "not changing ownership".
[4]	Includes a net tax charge of CHF 11 million from the excess recognized compensation expense over fair value of shares delivered.